Summary of significant accounting policies (The Company and basis of presentation and consolidation) (Details) ¥ in Millions					6 Months Ended
	May 23, 2017 USD ($)	May 23, 2017 CNY (¥)	Sep. 18, 2016 USD ($)	Sep. 18, 2016 CNY (¥)	Jun. 30, 2017 USD ($) item	Jun. 30, 2016 USD ($)	Feb. 28, 2017	Dec. 31, 2016 USD ($)	Jun. 28, 2016	Mar. 01, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Variable Interest Entity [Line Items]
Current assets					$ 4,545,403,055			$ 3,931,445,119
TOTAL ASSETS					4,906,868,290	$ 3,764,356,360		4,236,445,290
Current liabilities					2,286,657,800			1,981,002,577
Total liabilities					3,955,190,080			3,320,293,112
Revenue					768,878,328	612,006,836
Cost of revenue					(598,389,229)	(485,807,409)
Net income/(loss)					16,538,924	32,644,969
Net cash provided/(used in) by operating activities					(129,743,970)	16,478,740
Net cash used in investing activities					(11,295,426)	2,673,299
Net cash provided/(used in) by financing activities					501,800,404	15,020,680
Amounts due to related parties					69,307,495			66,229,724
Land use right securing long-term debt					$ 210,804,040			$ 250,459,922
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group					65.00%			65.00%
Paid-up Capital											$ 37,600,000	¥ 250.0
Noncontrolling owners interest (percentage)	35.00%	35.00%	10.00%	10.00%			35.00%		5.00%	20.00%
Proceeds from other debt	$ 234,200,000	¥ 1,590.0	$ 124,300,000	¥ 862.5
Number of projects under construction | item					1
Percentage of non-controlling equity interest that will be repurchased by the entity					35.00%
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Current assets					$ 149,306,353			$ 143,994,102
Non-current assets					62,117			10,184
TOTAL ASSETS					149,368,470			144,004,286
Current liabilities					115,503,856			109,607,206
Non-current liabilities					0			0
Total liabilities					115,503,856			109,607,206
Revenue						97,735,245
Cost of revenue						(69,973,777)
Net income/(loss)					(1,338,996)	2,432,349
Net cash provided/(used in) by operating activities					(5,763,624)	17,690,147
Net cash used in investing activities						(4,627,334)
Net cash provided/(used in) by financing activities					(3,036,391)	$ 20,839,240
Land use right securing long-term debt					$ 85,962,895			76,002,595
Variable Interest Entity, Primary Beneficiary [Member] | Sales Revenue, Net [Member] | Revenues From Consolidated VIE [Member]
Variable Interest Entity [Line Items]
Percentage of revenue					16.00%	0.00%
Variable Interest Entity, Primary Beneficiary [Member] | Consolidation, Eliminations [Member]
Variable Interest Entity [Line Items]
Amounts due to related parties					$ 110,471,203			$ 105,701,841